(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share
The Company calculates basic and diluted loss/earnings per share as follows:

	Year Ended December 31,
	2021	2022	2023
Numerator
Net (loss)/income	(3,639,979)	29,510,928	71,134,002
Less: Cumulative dividends on preferred shares	(140,246)	(1,740,983)	(2,130,254)

Less: Deemed dividend on warrant inducement (Note 8)	—	(2,943,675)	—

Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	—	—	(6,507,789)

Less: Undistributed earnings allocated to non-vested shares	—	(61,906)	(2,508,399)

Net (loss)/income attributable to common shareholders, basic	(3,780,225)	24,764,364	59,987,560
Denominator
Weighted average number of shares outstanding, basic	318,351	8,559,000	18,601,539

Weighted average number of shares outstanding, diluted	318,351	8,593,575	22,933,671

(Loss)/Earnings per share, basic	(11.87)	2.89	3.22
(Loss)/Earnings per share, diluted	(11.87)	2.89	2.93